Taxation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 189	€ 107
Effective tax rate	30.30%	31.40%	27.00%
Deferred tax liability (asset)	€ (778)	€ (744)	€ 1,017
Deferred tax asset	156	128
Change in deferred tax	265	524	180
Changes in the composition of the group and other changes	(27)	(3)
Expenses not deductible for tax purposes	346	156	132
Tax effect of non-deductible expenses on regulatory issues	194
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax	187
Belgian reorganization provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax	90
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(51)	8	(57)
Change in deferred tax	(61)	60
Changes in the composition of the group and other changes	0
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	180	362	624
Deferred tax liabilities [member] | Payvision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Changes in the composition of the group and other changes	(30)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(958)	(1,106)	(1,641)
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(778)	(744)	€ (1,017)
Net deferred tax [member] | Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability due to recapture of previously deducted tax losses	€ 105	€ 136